UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AZZAD INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)

Shares	Security Description	Value	% of Net Assets
Common Stocks - 96.24%
Agricultural Chemicals
744	Monsanto Co.	47,988	3.97%

Air Courier Services
327	Federal Express Corp.	30,722	2.54%

Aircraft Engines & Engine Parts
161	United Technologies Corp.	16,367	1.35%

Beverages
752	Pepsico, Inc.	39,879	3.30%

Biological Products
450	Amgen, Inc. *	26,195	2.17%

Calculating & Accounting Machines (No Electronic Computers)
419	NCR Corp.*	14,137	1.17%

Computer & Office Equipment
202	Intl Business Machines, Inc.	18,459	1.53%

Computer Communications Equipment
1030	Cisco Systems, Inc. *	18,427	1.52%

Converted Paper & Paperboard Products
253	3M Company	21,680	1.79%

Crude Petroleum & Natural Gas
1038	XTO Energy, Inc.	34,088	2.82%

Electronic Computers
659	Apple Computer, Inc.*	27,461
766	Dell Computer Corp.*	29,430
		56,890	4.70%
Engines & Turbines
298	Brunswick Corp.	13,961	1.15%

Industrial Inorganic Chemicals
334	Praxair, Inc.	15,985	1.32%

Metalworking Machinery & Equipment
263	Black & Decker Corp.	20,774	1.72%

Millwood, Veneer, Plywood, & Structural Wood Members
342	Masco Corp.	11,857	0.98%

Petroleum Refining
944	Chevrontexaco Corp.	55,045
308	Conocophillips Co.	33,215
923	Exxon Mobil Corp.	55,011
		143,270	11.84%
Pharmaceutical Preparations
626	Apache Corp.	38,330
2,259	Pfizer, Inc.	59,344
898	Johnson & Johnson	60,310
		157,984	13.06%
Radio & TV Broadcasting & Communications
1245	Motorola, Inc.	18,638
593	Scientific-Atlanta, Inc.	16,734
1,248	Qualcomm, Inc.	45,714
		81,086	6.70%
Retail-Family Clothing Stores
700	Gap, Inc.	15,288
311	Nordstrom, Inc.	17,223
		32,511	2.69%
Retail-Lumber & Other Building Materials Dealers
272	Lowe's Companies, Inc.	15,528
1371	Home Depot, Inc.	52,427
		67,956	5.62%
Semiconductors & Related Devices
1,125	Intel Corp.	26,134	2.16%

Services-General Medical & Surgical
1202	Health Management Assocation, Inc. Class A	31,468	2.60%

Services-Medical Laboratories
273	Laboratory Corp American Holding*	13,158
286	Quest Diagnostics, Inc.	30,067
		43,225	3.57%
Services-Prepackaged Software
885	Autodesk, Inc.	26,338
1889	Oracle Corp.*	23,575
759	Symantec Corp.*	16,189
		66,101	5.46%
Soap, Detergents, Cleaning and Sanitation Preparations
493	Procter & Gamble Co.	26,129	2.16%

Specialty Cleaning, Polishing
311	Clorox Co.	19,590	1.62%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
237	Nucor Corp.	13,642	1.13%

Sugar & Confectionery Products
130	Hershey Foods Corp.	7,860	0.65%

Surgical & Medical Instruments
428	Bard C.R., Inc.	29,138
540	Boston Scientific Corp.*	15,817
		44,955	3.72%
Telephone Communications
563	Bellsouth Corp.	14,802	1.22%

TOTAL COMMON STOCKS (Cost -$1,044,264)		1,164,121	96.24%

OTHER ASSETS LESS LIABILITIES		45,541	3.76%

NET ASSETS		$ 1,209,662	100.00%

* Non-income producing securities.

NOTES TO FINANCIAL STATEMENTS
The Azzad Ethical Income Fund
1. SECURITY TRANSACTIONS
At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,044,264 amounted to $ 119,857 which consisted of aggregate gross unrealized appreciation of $163,639 and aggregate gross unrealized depreciation of $43,782.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)

Shares	Security Description	Value	% of Net Assets
Common Stocks - 97.65%
Arrangement of Transportation
1,220	The Brink's Co.	42,212	2.54%

Bituminous Coal & Lignite Surface Mining
474	Peabody Energy Corp.	21,975	1.32%

Carpets & Rugs
727	Mohawk Industries, Inc. *	61,286	3.68%

Computer & Office Equipment
992	Harris Corp.	32,389	1.95%

Computer Storage Devices
949	Sandisk Corp. *	26,382
1249	Storage Technology Corp. *	38,469
		64,851	3.90%
Crude Petroleum & Natural Gas
662	Noble Energy, Inc.	45,029
1,346	Pogo Producing Co.	66,277
1,531	Plains Exploration & Production Co.*	53,432
		164,738	9.90%
Electric & Other Services Combined
2,828	Montana Dakota Utilities	78,109	4.69%

Hospital & Medical Service Plans
1,007	Coventry Health Care, Inc. *	68,617	4.12%

Household Audio & Video Equipment
237	Harman International Industries, Inc.	20,965	1.26%

Iron & Steel Foundries
885	Precision Castparts Corp.	68,154	4.10%

Laboratory Analytical Instruments
360	Beckman Coulter, Inc.	23,922	1.44%

Miscellaneous Chemical Products
1,116	Cytec Industries, Inc.	60,543	3.64%

Miscellaneous Electrical Machines
325	Energizer Holdings, Inc. *	19,435	1.17%

Motor Vehicle Parts & Accessories
1407	Borgwarner, Inc.	68,493	4.12%

Natural Gas Transmisison & Distribution
843	Equitable Resources, Inc.	48,422
773	Western Gas Resources, Inc.	26,630
		75,052	4.51%
Petroleum Refining
545	Murphy Oil Corp.	53,808

Retail-Apparel & Accessory Stores
1,565	Claire'S Stores, Inc.	36,058
923	Pacific Sunwear of California, Inc.*	25,826
		61,883	3.72%
Retail-Auto Dealers & Gasoline
1,958	Copart, Inc. *	46,130	2.77%

Retail-Family Clothing Stores
602	Abercombie & Fitch Co Class A	34,458
1,476	American Eagle Outfitters, Inc.	43,616
406	Urban Outfitters, Inc.*	19,476
		97,550	5.86%
Retail-Hobby, Toy & Game Shops
844	Michaels Stores, Inc.	30,637	1.84%

Retail-Shoe Stores
1,900	Foot Locker, Inc.	55,670	3.35%

Retail-Miscellaneous Shopping Goods Stores
1,475	Barnes & Noble, Inc.*	50,873	3.06%

Semiconductors & Related Devices
901	Microchip Technology, Inc.	23,435
1,832	Cree, Inc. *	39,846
868	International Recti-Fier *	39,494
		102,775	6.18%
Services-Advertising Agencies
1,525	Catalina Marketing Corp.	39,498	2.37%

Services-Commercial Physical & Biological Research
779	Covance, Inc.*	37,088	2.23%

Services-Miscellaneous Health & Allied Services
905	Lincare Holdings, Inc. *	40,028
668	Renal Care Group, Inc.*	25,344
		65,372	3.93%
Services- Prepackaged Software
1,765	Activision, Inc.*	26,127	1.57%

Special Industry Machinery, NEC
803	Lam Research Corp. *	23,175	1.39%

Telephone & Telegraph Apparatus
665	Plantronics, Inc.	25,323	1.52%

Trucking
870	Hunt J.B.Transport Services, Inc.	38,080	2.29%

TOTAL COMMON STOCKS (Cost -$1,480,354)		1,624,729	97.65%

OTHER ASSETS LESS LIABILITIES		39,081	2.35%

NET ASSETS		$ 1,663,810	100.00%

* Non-income producing securities.
NOTES TO FINANCIAL STATEMENTS
The Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS
At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,480,354 amounted to $ 144,376 which consisted of aggregate gross unrealized appreciation of $186,397 and aggregate gross unrealized depreciation of $42,021.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 25, 2005